Stockholders' Equity - Common Stock (Details)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	27,962,554	31,274,065	27,962,554	27,962,554
Common stock, shares outstanding	27,962,554	31,274,065	27,962,554	27,962,554
Seaport Global Acquisition Corp
Class of Stock [Line Items]
Percentage of issued and outstanding shares held by initial stockholders	20.00%
Class A Common Stock | Seaport Global Acquisition Corp
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share	1	1	1
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Shares subject to possible redemption, outstanding	14,375,000	14,375,000	14,375,000
Common Stock, Number Of Votes Per Share	1	1	1
Shares subject to possible redemption			14,375,000
Class B Common Stock | Seaport Global Acquisition Corp
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share	1	1	1
Common stock, shares issued	3,593,750	3,593,750	3,593,750
Common stock, shares outstanding	3,593,750	3,593,750	3,593,750
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Percentage of issued and outstanding shares held by initial stockholders	20.00%	20.00%
Common Stock, Number Of Votes Per Share	1	1	1